Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	PIMCO ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2011
Prospectus Date	rr_ProspectusDate	Dec. 12, 2011
Supplement Text [AMETF]	pimco_SupplementTextBlock
PIMCO ETF Trust

Supplement Dated December 13, 2011 to the
Actively-Managed Exchange-Traded Funds Prospectus (dated October 31, 2011)
(the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

PIMCO Build America Bond Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [AMETF]	pimco_SupplementTextBlock

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Build America Bond Strategy Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Build America Bond Index, as calculated by PIMCO, which as of October 31, 2011, was 11.81 years.

IETFSupplement Member
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01
PIMCO ETF Trust

Supplement Dated December 13, 2011 to the
Index Exchange-Traded Funds Prospectus (dated October 31, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

PIMCO 1-3 Year U.S. Treasury Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01

Effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 1-3 Year U.S. Treasury Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 1.88 years.

PIMCO 3-7 Year U.S. Treasury Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01

In addition, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 3-7 Year U.S. Treasury Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 4.58 years.

PIMCO 7-15 Year U.S. Treasury Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 7-15 Year U.S. Treasury Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 7.80 years.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 29.73 years.

PIMCO 1-5 Year U.S. TIPS Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the last three sentences of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 1-5 Year U.S. TIPS Index Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2011 was 3.26 years.
PIMCO 15+ Year U.S. TIPS Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the last three sentences of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 15+ Year U.S. TIPS Index Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2011 was 19.62 years.
PIMCO Broad U.S. TIPS Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the last three sentences of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Broad U.S. TIPS Index Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2011 was 9.77 years.
PIMCO Broad U.S. Treasury Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Broad U.S. Treasury Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 7.66 years.

PIMCO 0-5 Year High Yield Corporate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO 0-5 Year High Yield Corporate Bond Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 1.98 years.

PIMCO Investment Grade Corporate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [IETF]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Investment Grade Corporate Bond Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 6.23 years.

CBIFSupplement Member
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [CBIF]	pimco_SupplementTextBlock_02
PIMCO ETF Trust

Supplement Dated December 13, 2011 to the
PIMCO Australia Bond Index Fund, PIMCO Canada Bond Index Fund and PIMCO
Germany Bond Index Fund Prospectus (dated October 27, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

PIMCO Australia Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [CBIF]	pimco_SupplementTextBlock_02

Effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Australia Bond Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 4.21 years.

PIMCO Canada Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [CBIF]	pimco_SupplementTextBlock_02

In addition, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Canada Bond Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of November 30, 2011 was 8.73 years.

PIMCO Germany Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [CBIF]	pimco_SupplementTextBlock_02

Additionally, effective immediately, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Germany Bond Index Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of November 30, 2011 was 4.06 years.